War in Ukraine	6 Months Ended
Jun. 30, 2022
War in Ukraine
War in Ukraine

5.War in Ukraine

Near the end of February 2022, a war started between Ukraine and Russia, and the tensions between Russia and the Western world are rising. Bilateral sanctions between Russia and Western countries worsen the business conditions worldwide, especially for companies working in Russia or with Russian companies.

Currently, we do not see any major direct impact on Lilium’s business; Lilium has no suppliers in Russia or Ukraine. Nonetheless, the general worldwide economic climate worsens as well and already leads to increasing prices for raw materials and other parts provided by suppliers.